Segment Information	12 Months Ended
Jan. 02, 2016
Segment Information [Abstract]
Segment Information

NOTE  K – SEGMENT INFORMATION

USANA operates as a direct selling company that develops, manufactures, and distributes high-quality nutritional and personal care products that are sold through a global network marketing system of independent distributors (“Associates”).  As such, management aggregates its operating segments into one reportable segment as management believes that the Company’s segments exhibit similar long-term financial performance and have similar economic characteristics.  Performance for a region or market is evaluated based on sales.  No single Associate accounted for 10% or more of net sales for the periods presented.  The table below summarizes the approximate percentage of total product revenue that has been contributed by the Company’s nutritional and personal care products for the periods indicated.

	Year Ended

	2013	2014	2015

USANA® Nutritionals	80%	79%	81%
USANA Foods	11%	13%	11%
Sensé – beautiful science®	6%	7%	7%

Selected financial information for the Company is presented for two geographic regions: Asia Pacific, with three sub-regions under Asia Pacific, and Americas and Europe.  Individual markets are categorized into these regions as follows:

•	Asia Pacific –

•	Greater China – Hong Kong, Taiwan and China(1)

•	Southeast Asia Pacific – Australia, New Zealand, Singapore, Malaysia, the Philippines, Thailand, and Indonesia(2)

•	North Asia – Japan and South Korea

•	Americas and Europe – United States, Canada, Mexico, Colombia(3), the United Kingdom, France, Belgium, and the Netherlands.

(1)The Company’s business in China is that of BabyCare, its wholly-owned subsidiary.

(2)The Company commenced operations in Indonesia in the fourth quarter of 2015.

(3)The Company commenced operations in Colombia at the beginning of the third quarter of 2013.

NOTE  K – SEGMENT INFORMATION – CONTINUED

Selected Financial Information

Financial information, presented by geographic region is listed below:

	Year Ended

	2013	2014	2015
Net Sales to External Customers
Asia Pacific
Greater China	$ 271,812	$ 326,134	$ 441,284
Southeast Asia Pacific	155,362	177,940	183,828
North Asia	29,319	32,667	39,751
Asia Pacific Total	456,493	536,741	664,863

Americas and Europe	261,682	253,730	253,636

Consolidated Total	$ 718,175	$ 790,471	$ 918,499

	January 3,	January 2,
	2015	2016
Long-lived Assets
Asia Pacific
Greater China	$ 83,471	$ 94,792
Southeast Asia Pacific	14,175	13,463
North Asia	1,621	1,938
Asia Pacific Total	99,267	110,193

Americas and Europe	54,457	58,936

Consolidated Total	$ 153,724	$ 169,129

Total Assets
Asia Pacific
Greater China	$ 154,153	$ 231,018
Southeast Asia Pacific	38,404	40,038
North Asia	5,622	6,695
Asia Pacific Total	198,179	277,751

Americas and Europe	152,405	145,486

Consolidated Total	$ 350,584	$ 423,237

NOTE K – SEGMENT INFORMATION – CONTINUED

The following table provides further information on markets representing ten percent or more of consolidated net sales and long-lived assets, respectively:

Year Ended

	2013	2014	2015

Net sales:
China	$ 106,710	$ 216,842	$ 371,737
United States	$ 157,543	$ 143,669	$ 141,758
Hong Kong	$ 132,285	N/A	N/A

Long-lived Assets:
China		$ 81,704	$ 92,835
United States		$ 53,322	$ 57,797